UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-07850

                                 PNC Advantage Funds

(Exact name of Registrant as specified in charter)

One East Pratt Street – 5th Floor

                                         Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

                                     Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: May 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Annual Report to Shareholders is attached herewith.

ANNUAL REPORT

May 31, 2013

PNC Advantage Institutional Money Market Funds

PNC
ADVANTAGE FUNDS

P N C A D V A N T A G E F U N D S A N N U A L R E P O R T PNC Advantage Institutional Government Money Market Fund PNC Advantage Institutional Money Market Fund PNC Advantage Institutional Treasury Money Market Fund	T A B L E O F C O N T E N T S Message from the President	1
	Abbreviations and Definitions for
	Schedules of Investments and Financial Statements Summary of Portfolio Holdings/Expense Tables Trustees and Officers of the Trust Report of Independent Registered Public Accounting Firm	5 6 8 10
		Financial Highlights	Schedule of Investments
	Advantage Institutional Government Money Market Fund	11	14
	Advantage Institutional Money Market Fund	12	16
	Advantage Institutional Treasury Money Market Fund	13	21
	Statements of Assets and Liabilities		22
	Statements of Operations		24

	Statements of Changes in Net Assets		25

	Notes to Financial Statements		27

	Proxy Voting and Quarterly Schedules of Investments		33

	This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Advantage Institutional Government Money Market Fund, the PNC Advantage Institutional Money Market Fund and the PNC Advantage Institutional Treasury Money Market Fund (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at pncfunds.com. Please read it carefully before you invest or send money.

	NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Advantage Funds and receives fees for its services. PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (“Distributor”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor is not affiliated with PCA and is not a bank.

	©2013 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C   A d v a n t a g e   F u n d s

M E S S A G E    F R O M    T H E    P R E S I D E N T

Dear Shareholders:

We are pleased to present this annual report for the PNC Advantage Funds for the year ended May 31, 2013.

We continue to believe that by offering the opportunity to diversify your investments among an array of money market, taxable and tax-exempt fixed income, equity and retirement-oriented mutual funds, PNC Capital Advisors, LLC may help you and/or your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets over the 12 months ended May 31, 2013, especially given the volatility experienced during the annual period.

Economic Review

The U.S. economy continued its slow but relatively steady march forward during the annual period. Real Gross Domestic Product (“GDP”) had bounced back from a growth rate of 1.3% in the second quarter of 2012 to a growth rate of 2.7% in the third quarter of 2012. GDP growth then decelerated to 0.4% in the fourth quarter of 2012, but subsequently rebounded again to an encouraging 1.8% in the first quarter of 2013.

As the annual period began in June 2012, the pace of economic growth had declined noticeably from the steam it had seemed to gather after the relatively mild winter. Most discouraging was the downshift in payroll growth, as average payroll gains dropped from 200,000 in the first quarter to approximately 75,000 in the second quarter. Initial unemployment claims trended higher. Motor vehicle sales and indicators from the manufacturing sector retreated from their first quarter levels. Tempered optimism regarding the U.S. economy was set against a challenging global backdrop, as Europe’s seeming reluctance to craft a meaningful long-term solution to its lingering sovereign debt problems and China’s decelerating economic growth brought recession fears back into the national consciousness.

During the third calendar quarter of 2012, statistics showed a U.S. economy that appeared to be slowly shrugging off the hesitancy of consumers caused by both domestic concerns and international issues. Automobile sales for September were close to a 15 million annualized rate — a level not seen since March 2008. The housing sector made incremental progress with new home sales up 27% year-over-year (albeit from a low base), existing home sales increasing to a 4.8 million unit annualized rate, and the Case-Shiller index of housing prices posting a modest increase over the previous year’s. Additionally, the low level of interest rates pushed mortgage refinancing levels up 46% year-over-year to the highest level since April 2009. The labor market also improved, as non-farm payrolls grew at a rate of nearly 145,000 a month during the third calendar quarter. The headline unemployment rate dropped below 8%.

The Federal Reserve (the “Fed”), still disappointed with U.S. economic growth, initiated another round of quantitative monetary easing in September 2012. Dubbed QE3, this third program of massive bond buying by the U.S. central bank which was geared to bring interest rates down further and hold them low to encourage both consumers and businesses to borrow. Additionally, the Fed indicated it expected to keep short-term interest rates within the banking system at the near-zero level for up to three more years.

“...the Fed maintained its highly accommodative monetary policy...”

Commentary provided by PNC Capital Advisors, LLC as of May 31, 2013

P N C    A d v a n t a g e    F u n d s

M E S S A G E    F R O M    T H E    P R E S I D E N T

“ ...the annual period did not provide many opportunities to add yield.”

Commentary provided by PNC Capital Advisors, LLC as of May 31, 2013

The U.S. economy, though decelerating during the fourth calendar quarter of 2012, weathered challenges that included Hurricane Sandy in October, the presidential election in November and the fiscal cliff negotiations in December. The housing market continued to show improvement, and manufacturing rebounded modestly from the effects of the hurricane, while the service sector caught some wind as the quarter ended. It was reported that motor vehicle sales saw a 13% increase in 2012 over 2011, and employment growth had averaged about 150,000 a month for the calendar year, which yielded a slowly improving unemployment rate. In the last minutes of 2012 and into the first day of 2013, the administration and Congress agreed to a deal that avoided the fiscal cliff of universal tax rate increases and fiscal spending cuts. Meanwhile, the Fed maintained its highly accommodative monetary policy, keeping short-term interest rates close to nil and continuing its bond buying program for 2013. Notably, the Fed altered its conditions for reassessing monetary policy from a time-horizon-based policy reaching into 2015 to a more specific macroeconomic-conditions-based policy of certain unemployment and/or inflation levels.

During the first calendar quarter of 2013, U.S. economic growth was bolstered by an improving housing market, solid motor vehicle sales and a continually improving labor market that pushed the unemployment rate lower to 7.7%. Overall retail sales increased, as consumers continued to spend, despite the headwinds of the rescission of the 2% payroll tax holiday and the increase in tax rates for the highest income brackets. Further, improvements in U.S. energy production helped to keep energy cost increases contained, a sign to some of increasing U.S. energy independence. While debate heightened within the Fed as to the appropriate time to start easing back on its QE program, there was no change in policy during the quarter.

In April and May 2013, the U.S. economy gave off conflicting signals. Housing prices registered their biggest gains in seven years, according to the Case-Shiller index; contracts for previously owned homes rose to their highest levels in three years, according to the National Association of Realtors; and foreclosures on U.S. homes dropped significantly. U.S. consumer sentiment advanced to its highest level in more than five years, and U.S. inflation remained benign. However, consumption declined, with personal income flat and outlays for energy goods and services falling, and jobless claims rising by 10,000 to a seasonally-adjusted 354,000 in the penultimate week of May 2013.

Money Markets

With the Fed maintaining the federal funds rate near zero throughout the annual period and Fed officials abandoning their calendar-based approach to interest rate guidance in favor of using economic data thresholds, yields in the taxable and tax-exempt money markets remained at extremely low levels. To a more modest degree, technical, or supply and demand, developments, and anticipation of possible regulatory changes also impacted the money markets during the annual period, combining to keep short-term rates low. Further, the money market yield curves were quite flat, meaning there was little difference in yields between maturities. Indeed, with interest rates remaining near zero and with securities even being offered at negative rates at times, the annual period did not provide many opportunities to add yield.

There were a number of significant developments on the money market reform front. When former Securities and Exchange Commission (“SEC”) Chair Mary Schapiro was unable to garner the votes needed for a money market fund reform proposal at the end of August 2012, the Financial Stability Oversight Council (“FSOC”) interceded in November 2012 with three alternative reform scenarios for the industry. The immediate next step was a 60-day comment period on the FSOC recommendations which was followed ultimately by 30 days to allow the public more time to review, consider and comment on the proposed recommendations. As of the end of the annual period, no rules or regulations regarding money market funds had changed. However, just after the close of the annual period, the SEC, under the guidance of new SEC Chair Mary Jo White, voted unanimously to propose for public consideration and comment reforms to current money market fund regulations aimed at reducing the risks that a fund’s “breaking the buck” (ie., a fund being unable to maintain a $1.00 net asset value) would create for the money market fund industry broadly. Two alternative reforms were put forth in the SEC’s proposal. Whether the SEC’s recent proposal will be enough for the FSOC to defer to the SEC for a final resolution remains to be seen. The proposal gives the public 90 days to review, bringing the timeline for further action potentially to early fall.

Our View Ahead

The primary question dominating the financial markets at the end of May 2013 appeared to be when the Fed might start easing back on its quantitative easing policy. If the economy appears stronger and unemployment moves lower, QE3 could be tapered in late 2013 or early 2014. However, we believe low short-term interest rates are likely to remain for a long time, even after QE3 is ended.

Issues remain, however, in several areas. While the immediacy of the fiscal debates has been deferred into late summer, we believe that the U.S. can not continue down the extraordinary deficit-financing path of the past few years. While there have been some improvements in the near-term deficit forecasts as a result of an improving economy and several episodes of fiscal brinksmanship involving tax increases, spending restraints and the sequester cuts, the real deficit issues lie several years out. This will be the period when Medicare and Social Security expenses are expected to reach their highest proportions of GDP, causing deficits on par with the Great Recession. Thus, in our view, it is all the more important that these long-term fiscal choices be addressed now, rather than waiting for a crisis to force policymakers to make draconian choices.

“...we believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors...”

Commentary provided by PNC Capital Advisors, LLC as of May 31, 2013

P N C  A d v a n t a g e   F u n d s

M E S S A G E  F R O M  T H E  P R E S I D E N T

As such, we continue to expect U.S. economic growth of 2% to 2.5%, with some risk to the upside, for 2013, an inflation rate somewhere near 2%, absent an energy price shock and an unemployment rate drifting down toward 7% as the year progresses.

In the money markets, we believe the momentum for additional reform continues to grow. In our view, amended rules are forthcoming within the next twelve months which will likely require compliance over a two-year period. Regardless of the outcome, we believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Kevin A. McCreadie

President, PNC Advantage Funds

President and Chief Investment Officer

PNC Capital Advisors, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Advantage Funds’ trading intent.

Commentary provided by PNC Capital Advisors, LLC as of May 31, 2013

P N C   A d v a n t a g e   F u n d s

A B B R E V I A T I O N S   A N D   D E F I N I T I O N S   F O R   S C H E D U L E S   O F   I N V E S T M E N T S

  A N D   F I N A N C I A L   S T A T E M E N T S

Schedules of Investments:

Cl — Class

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN — Floating Rate Note. The rate shown is the rate in effect on May 31, 2013, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on May 31, 2013, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “ —” are either zero or rounded to zero.

See Notes to Financial Statements.

P N C  A d v a n t a g e  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S / E X P E N S E  T A B L E S

The table below presents portfolio holdings as of May 31, 2013 as a percentage of total investments.

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Commercial Paper	–	36.4%	–
Asset Backed Commercial Paper	–	13.4	–
Certificates of Deposit	–	11.9	–
Repurchase Agreements	55.8%	8.0	71.5%
Education Revenue Bonds	–	4.6	–
Hospital/Nursing Home Revenue Bonds	–	4.6	–
Industrial/Development Revenue Bonds	–	3.7	–
Corporate Bonds	–	2.9	–
Asset Backed Securities	–	2.7	–
U.S. Treasury Obligations	2.3	2.6	27.1
General Obligations	–	1.8	–
Money Market Fund	0.6	1.8	1.4
U.S. Government Agency Obligation	41.3	1.8	–
Refunding Notes	–	1.5	–
Tax Exempt Commercial Paper	–	1.2	–
Funding Agreement	–	1.1	–
	100.0%	100.0%	100.0%

All mutual funds have operating expenses. As a shareholder of a Fund, you could incur operating expenses including investment advisory fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six month period shown and held for the entire period (December 1, 2012 to May 31, 2013).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

P N C  A d v a n t a g e   F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S / E X P E N S E  T A B L E S

	Beginning Account Value 12/01/12	Ending Account Value 05/31/13	Annualized Expense Ratio(1)	Expenses Paid During Period(2)
Institutional Government Money Market Fund

Actual

Institutional Class	$1,000.00	$1,000.08	0.14%	$0.70

Advisor Class	1,000.00	1,000.08	0.14	0.68

Hypothetical(3)

Institutional Class	1,000.00	1,024.23	0.14	0.71

Advisor Class	1,000.00	1,024.25	0.14	0.69
Institutional Money Market Fund

Actual

Institutional Class	$1,000.00	$1,000.25	0.14%	$0.72

Advisor Class	1,000.00	1,000.25	0.14	0.71

Hypothetical(3)

Institutional Class	1,000.00	1,024.21	0.14	0.73

Advisor Class	1,000.00	1,024.22	0.14	0.72
Institutional Treasury Money Market Fund

Actual

Institutional Class	$1,000.00	$1,000.07	0.11%	$0.55

Advisor Class	1,000.00	1,000.07	0.11	0.57

Service Class	1,000.00	1,000.07	0.11	0.56

Hypothetical(3)

Institutional Class	1,000.00	1,024.38	0.11	0.56

Advisor Class	1,000.00	1,024.36	0.11	0.58

Service Class	1,000.00	1,024.37	0.11	0.57
(1)	The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period
(December 1, 2012 to May 31, 2013) and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended May 31, 2013.

(2)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 365.

(3)	Assumes annual return of 5% before expenses.

P N C  A d v a n t a g e  Funds

T R U S T E E S  A N D  O F F I C E R S  O F  T H E  T R U S T

Name, Address[1] Age	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee[3]	Other Directorships held by Board Member[4]
Independent Trustees
Dorothy A. Berry 69	Trustee	Since April 2006	Retired; President, Talon Industries, Inc. (administrative, management and business consulting), 1986 - 2012; Chairman, Independent Directors Council, 2010 - 2011.	2 registered investment companies consisting of 38 portfolios	Chairman and Director, Professionally Managed Portfolios; Trustee, Allegiant Funds until 2010.
John G. Drosdick[5] 69	Trustee Chairman of the Board and Nominating Committee	Since November 2010 Since June 3, 2011	Retired; Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products), 2000 - 2008.	2 registered investment companies consisting of 38 portfolios	Director, United
States Steel
Corporation
(steel producer);
Director, H.J.
Heinz Company
(U.S.-based food
company) until
June 2013;
Director, Lincoln
Financial
Corporation
(financial
services) until
2005; Director,
Triumph Group,
Inc.
Dale C. LaPorte 71	Trustee	Since April 2005	Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), December 2005 - 2008; Partner, 1974 - 2005 and Chairman of Executive Committee, 2000 - 2004, Calfee, Halter & Griswold LLP (a law firm).	2 registered investment companies consisting of 38 portfolios	Director, Invacare Corporation
L. White Matthews, III 67	Trustee	Since February 2010	Retired; Director (since 2003) and Chairman of the Board (since 2011) of (publicly traded) Imation Corp. (data storage); Director and Chairman of the Board (since 2009) of (privately held) Constar International, Inc. (bottle and packaging manufacturer); Chairman and Director, Ceridian Corporation (payroll and human resources services), 2003 - 2007.	2 registered investment companies consisting of 38 portfolios	Director, Matrixx Initiatives, Inc. (pharmaceuticals) until 2011; Director, PNC Funds, Inc. until 2010.
Edward D. Miller, Jr 70	Trustee	Since February 2010	Retired; Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to June 2012.	2 registered investment companies consisting of 38 portfolios	Director, Care Fusion (health care devices); Director, PNC Funds, Inc. until 2010.
Stephen M. Todd 65	Trustee Chairman of the Audit Committee	Since November 2011 Since February 2012	Retired; Global Vice Chairman — Assurance Professional Practice, Ernst & Young London, UK (accounting firm), July 2003 to June 2010.	2 registered investment companies consisting of 38 portfolios	Director, Dover Corporation (diversified multi-national manufacturing company); Trustee, Ancora Trust (registered investment company) until November 2011.

1 Each Trustee can be contacted by writing to PNC Advantage Funds, c/o PNC Capital Advisors, LLC, One East Pratt Street, 5th Floor, Baltimore, MD 21202, Attention: Savonne Ferguson.

2 Any Trustee may resign at any time by giving written notice to the secretary of the Trust or to the Board of Trustees. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

3 The “Fund Complex” consists of two registered investment companies for which PNC Capital Advisors, LLC (the “Adviser”) or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes PNC Advantage Funds (three portfolios) and the PNC Funds (thirty-five portfolios).

4 Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under 1940 Act. In addition to the Trust, each Trustee serves as a Trustee of PNC Funds.

5 Mr. Drosdick serves as Chairman of PNC Funds.

Name, Address Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Officer	Other Directorships held by Board Member
Officers
Kevin A. McCreadie[6] One East Pratt Street, 5th Floor Baltimore, MD 21202 52	President	Since February 2010

President and Chief Executive Officer, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since March 2004; Chief Investment Officer of PNC Capital Advisors, LLC since 2002; Chief Investment Officer of PNC Asset Management Group since 2007; Executive Vice President of PNC Bank, N.A. since 2007.

				N/A	N/A
Jeffrey P. Pruitt[6] 1900 East 9th Street, 15th Floor Cleveland, OH 44114 41	Chief Compliance Officer	Since November 2010	Head of Compliance Programs, PNC Capital Advisors, LLC since October 2010; Chief Compliance Officer, Thrivent Financial for Lutherans (“Thrivent”), February 2010 - May 2010; Director of Investment Company Compliance, Thrivent, 2004 - February 2010.	N/A	N/A
Jennifer E. Spratley[6] One East Pratt Street, 5th Floor Baltimore, MD 21202 44	Vice President	Since March 2010	Managing Director and Head of Fund Administration, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since 2007; Treasurer, PNC Capital Advisors, Inc., September 2007 – September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 to 2007.	N/A	N/A
John F. Kernan[6] 1900 East 9th Street, 14th Floor Cleveland, OH 44114 47	Treasurer Assistant Treasurer	Since May 2008 From February 2005 to May 2008	Senior Vice President and Director of Financial Fund Administration, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Vice President, National City Bank, June 2004 – September 2009.	N/A	N/A
Savonne L. Ferguson[6] One East Pratt Street, 5th Floor Baltimore, MD 21202 39	Secretary Assistant Secretary	Since November 2010 From June 2010 to November 2010	Vice President and Director of Regulatory Fund Administration, PNC Capital Advisors, LLC (formerly, PNC Capital Advisors, Inc.) since 2010; Vice President, PNC Capital Advisors, Inc. 2007 - 2009; Assistant Vice President, PNC Capital Advisors, Inc. 2002 - 2007.	N/A	N/A

6 Mmes. Ferguson and Spratley and Messrs. Kernan, McCreadie and Pruitt also serve as Officers of PNC Funds in their same capacities.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, as supplemented, which is available, without charge, upon request by calling 1-800-364-4890.

P N C  A d v a n t a g e  F u n d s

R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D  P U B L I C  A C C O U N T I N G  F I R M

To the Board of Trustees and Shareholders of

PNC Advantage Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PNC Advantage Institutional Government Money Market Fund, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund constituting PNC Advantage Funds (the “Trust”), as of May 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.These financial statements and financial highlights are the responsibility of theTrust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds in the Trust as of May 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Princeton, New Jersey

July 30, 2013

P N C A d v a n t a g e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S	F o r t h e Y e a r s E n d e d M a y 3 1 ,

	Institutional Government Money Market Fund(1)
	Institutional Shares				Advisor Shares
	2013	2012	2011	2010(2)	2013	2012	2011(3)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	– *	– *	– *	– *	– *
Realized and Unrealized Gain (Loss) on Investments	– *	–	– *	–	– *	–	– *

Total from Investment Operations	–	–	–	–	–	–	–

Dividends from Net Investment Income	– *	– *	– *	– *	– *	– *	– *
Distributions from Net Realized Gains	–	–	–	–	–	–	–

Total Distributions	–	–	–	–	–	–	–

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.02%	0.06%	0.03%	0.01%	0.02%	0.02%

Ratios/Supplemental Data
Net Assets End of Year (000)	$74,759	$92,802	$61,615	$15,005	$9,859	$1,242	$179
Ratio of Expenses to Average Net Assets	0.16%	0.11%	0.10%	0.10%	0.15%	0.09%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.05%	0.05%	0.01%	0.01%	0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.34%	0.31%	0.53%	0.61%	0.36%	0.28%	0.47%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.17)%	(0.19)%	(0.38)%	(0.45)%	(0.20)%	(0.18)%	(0.34)%

* Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1) At May 31, 2013, net assets of the Service Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2) Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3) Advisor Shares were first sold (excluding seed capital of $10) on January 28, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C A d v a n t a g e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S	F o r t h e Y e a r s E n d e d M a y 3 1 ,

	Institutional Money Market Fund(1)
	Institutional Shares					Advisor Shares
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	– *	– *	0.01	– *	– *	– *	– *	0.01
Realized and Unrealized Gain (Loss) on Investments	– *	– *	– *	– *	– *	– *	– *	– *	– *	– *

Total from Investment Operations	–	–	–	–	0.01	–	–	–	–	0.01

Dividends from Net Investment Income	– *	– *	– *	– *	(0.01)	– *	– *	– *	– *	(0.01)
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–	–	–

Total Distributions	–	–	–	–	(0.01)	–	–	–	–	(0.01)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.05%	0.05%	0.07%	0.12%	1.46%	0.05%	0.05%	0.07%	0.10%	1.41%

Ratios/Supplemental Data
Net Assets End of Year (000)	$634,083	$834,099	$932,972	$864,478	$2,406,236	$218,202	$119,508	$145,296	$35,123	$206,979
Ratio of Expenses to Average Net Assets(2)	0.16%	0.14%	0.19%	0.19%	0.19%	0.16%	0.14%	0.19%	0.21%	0.24%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.05%	0.06%	0.14%	1.41%	0.05%	0.05%	0.06%	0.10%	1.45%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.23%	0.22%	0.22%	0.22%	0.21%	0.23%	0.22%	0.22%	0.26%	0.26%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.02)%	(0.03)%	0.03%	0.11%	1.39%	(0.02)%	(0.03)%	0.02%	0.05%	1.43%

* Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1)

At May 31, 2013, net assets of the Service Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2)

The Board approved the participation by the Institutional Money Market Fund in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Institutional Money Market Fund paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

See Notes to Financial Statements.

P N C A d v a n t a g e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S	F o r t h e Y e a r s E n d e d M a y 3 1 ,

	Institutional Treasury Money Market Fund
	Institutional Shares				Advisor Shares			Service Shares
	2013	2012	2011	2010(1)	2013	2012	2011(2)	2013	2012	2011(3)
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	– *	– *	– *	– *	– *	– *	– *	– *
Realized and Unrealized Gain (Loss) on Investments	– *	–	– *	– *	– *	–	– *	– *	–	– *

Total from Investment Operations	–	–	–	–	–	–	–	–	–	–

Dividends from Net Investment Income	– *	– *	– *	– *	– *	– *	– *	– *	– *	– *
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–	–	–

Total Distributions	–	–	–	–	–	–	–	–	–	–

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.01%	0.03%	0.01%	0.01%	0.01%	0.00%	0.01%	0.01%	0.03%

Ratios/Supplemental Data
Net Assets End of Year (000)	$115,062	$111,735	$36,398	$15,090	$8,412	$3,619	$2,547	$2,711	$11,149	$4,192
Ratio of Expenses to Average Net Assets	0.12%	0.08%	0.10%	0.08%	0.13%	0.07%	0.07%	0.14%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.28%	0.30%	0.49%	0.61%	0.29%	0.32%	0.53%	0.29%	0.31%	0.60%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.15)%	(0.21)%	(0.38)%	(0.52)%	(0.15)%	(0.24)%	(0.45)%	(0.14)%	(0.21)%	(0.50)%

* Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1)	Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)	Advisor Shares were first sold (excluding seed capital of $10) on March 16, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Service Shares were first sold (excluding seed capital of $10) on October 29, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C   A d v a n t a g e   I n s t i t u t i o n a l   G o v e r n m e n t   M o n e y   M a r k e t   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y   3 1 ,   2 0 1 3

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.5%
Federal Farm Credit Bank — 11.5%
Federal Farm Credit Bank
1.375%, 06/25/13	$3,000	$3,003
0.300%, 08/28/13	1,000	1,000
0.650%, 10/15/13	1,000	1,002
Federal Farm Credit Bank (FRN)
0.200%, 07/02/13	1,000	1,000
0.143%, 07/29/13	950	950
0.216%, 08/22/13	950	950
0.230%, 11/18/13	1,000	1,000
0.216%, 04/21/14	400	400
0.360%, 05/29/14	450	451

		9,756

Federal Home Loan Bank — 10.0%
Federal Home Loan Bank
0.230%, 06/06/13	800	800
0.250%, 07/01/13	850	850
0.240%, 08/09/13	500	500
0.210%, 08/20/13	720	720
0.250%, 09/06/13	900	900
2.375%, 03/14/14	800	814
0.120%, 03/28/14	800	800
Federal Home Loan Bank (DN)
0.062%, 08/07/13	800	800
0.100%, 10/23/13	500	500
Federal Home Loan Bank (FRN)
0.130%, 07/25/13	900	900
0.100%, 07/25/13	900	900

		8,484

Federal Home Loan Mortgage Corporation — 11.2%
Federal Home Loan Mortgage Corporation
4.500%, 07/15/13	950	955
4.125%, 09/27/13	2,000	2,025
0.500%, 10/15/13	1,250	1,251
Federal Home Loan Mortgage Corporation (DN)
0.150%, 08/05/13	725	725
0.150%, 08/19/13	565	565
0.130%, 08/27/13	900	900
0.150%, 09/05/13	900	899
0.081%, 09/16/13	500	500
0.101%, 10/15/13	300	300
0.107%, 10/22/13	860	860
Federal Home Loan Mortgage Corporation (FRN)
0.168%, 11/04/13	500	500

		9,480

Federal National Mortgage Association — 7.8%
Federal National Mortgage Association
1.000%, 09/23/13	1,900	1,905
1.050%, 10/22/13	500	502
0.750%, 12/18/13	1,250	1,254
1.250%, 02/27/14	900	907
Federal National Mortgage Association (DN)
0.100%, 11/13/13	1,000	1,000
0.100%, 01/21/14	1,000	999

		6,567

Total U.S. Government Agency Obligations
(Cost $34,287)		34,287

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Notes — 2.2%
0.125%, 08/31/13	$1,000	$1,000
0.250%, 01/31/14	900	900

Total U.S. Treasury Obligations
(Cost $1,900)		1,900

	Number of Shares
MONEY MARKET FUND — 0.6%
Invesco Government & Agency Portfolio	500,000	500

Total Money Market Fund
(Cost $500)		500

	Par (000)
REPURCHASE AGREEMENTS — 54.9%

Deutsche Bank Securities, Inc.

0.100% (dated 05/31/13, due 06/03/13, repurchase price $14,000,117, collateralized by U.S. Treasury Note, 0.375%, due 02/15/16, total value $14,280,079)	$14,000	14,000

HSBC Securities USA

0.090% (dated 05/31/13, due 06/03/13, repurchase price $10,000,075, collateralized by Federal National Mortgage Association Bond, 4.000%, due 03/01/42, total value $10,201,537)	10,000	10,000

Merrill Lynch Pierce Fenner and Smith

0.090% (dated 05/31/13, due 06/03/13, repurchase price $12,421,093, collateralized by U.S. Treasury Note, 1.000%, due 09/30/19, total value $12,669,477)	12,421	12,421

Toronto Dominion Securities LLC

0.080% (dated 05/31/13, due 06/03/13, repurchase price $10,000,067, collateralized by Federal National Mortgage Association Bond, 1.250%, due 01/30/17, total value $10,200,000)	10,000	10,000

Total Repurchase Agreements
(Cost $46,421)		46,421

TOTAL INVESTMENTS — 98.2%

(Cost $83,108)*		83,108
Other Assets & Liabilities — 1.8%		1,510
TOTAL NET ASSETS — 100.0%		$84,618

*	Also cost for Federal income tax purposes.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Fund	$500	$–	$–	$500

Repurchase Agreements	–	46,421	–	46,421

U.S. Government Agency Obligations	–	34,287	–	34,287

U.S. Treasury Obligations	–	1,900	–	1,900

Total Assets - Investments in Securities	$500	$82,608	$–	$83,108

There were no transfers between Level 1 and Level 2 during the year ended May 31, 2013.

See Notes to Financial Statements.

P N C   A d v a n t a g e   I n s t i t u t i o n a l   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

May  31 ,  2013

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 2.7%
Automotive — 2.4%
CarMax Auto Owner Trust,
Series 2013-2, Cl A1
0.210%, 05/15/14	$3,700	$3,700
Ford Credit Auto Owner Trust,
Series 2013-B, Cl A1
0.210%, 05/15/14 144A	5,000	5,000
Honda Auto Receivables Owner Trust,
Series 2012-4, Cl A1
0.230%, 10/18/13	490	490
Huntington Auto Trust,
Series 2012-2, Cl A1
0.230%, 10/15/13	540	540
Hyundai Auto Receivables Trust,
Series 2012-C, Cl A1
0.230%, 10/15/13	92	92
Hyundai Auto Receivables Trust,
Series 2013-A, Cl A1
0.200%, 02/18/14	524	524
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Cl A1
0.270%, 05/15/14	4,695	4,695
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Cl A1
0.230%, 10/21/13	572	572
World Omni Auto Receivables Trust,
Series 2012-B, Cl A1
0.240%, 11/15/13	797	798
World Omni Auto Receivables Trust,
Series 2013-A, Cl A1
0.230%, 06/16/14	4,000	4,000

		20,411

Other — 0.3%
CNH Equipment Trust,
Series 2012-C, Cl A1
0.230%, 10/15/13	351	351
CNH Equipment Trust,
Series 2012-D, Cl A1
0.250%, 12/16/13	1,952	1,952

		2,303

Total Asset Backed Securities (Cost $22,714)		22,714

CERTIFICATES OF DEPOSIT — 11.7%
Yankee — 11.7%
Bank of Montreal Chicago
0.180%, 07/18/13	5,500	5,500
0.180%, 08/14/13	9,000	9,000
Bank of Nova Scotia Houston
0.230%, 07/29/13	5,000	5,000
0.230%, 09/12/13	4,000	4,000
Canadian Imperial Bank of Commerce NY (FRN)
0.315%, 11/25/13	9,400	9,400
Credit Suisse NY
0.230%, 06/11/13	14,000	14,000
0.220%, 06/19/13	1,185	1,185
Nordea Bank Finland NY
0.170%, 08/16/13	6,000	6,000

	Par (000)	Value (000)

0.160%, 08/21/13	$5,800	$5,800
0.250%, 09/20/13	2,500	2,500
Rabobank Nederland NY (FRN)
0.378%, 07/11/13	3,000	3,001
Royal Bank of Canada NY (FRN)
0.480%, 06/07/13	3,500	3,500
0.333%, 09/06/13	2,250	2,251
Svenska Handelsbanken
0.205%, 06/19/13	1,400	1,400
0.285%, 07/23/13	8,500	8,500
0.240%, 10/01/13	6,700	6,700
Toronto Dominion NY
0.230%, 08/07/13	8,300	8,300
Westpac Banking NY (FRN)
0.353%, 08/02/13	3,500	3,500

Total Certificates of Deposit (Cost $99,537)		99,537

ASSET BACKED COMMERCIAL PAPER† — 13.1%
Financial Services — 13.1%
Alpine Securitization
0.150%, 06/20/13	3,700	3,700
0.160%, 07/08/13	5,000	4,999
Collateralized CP II LLC
0.160%, 06/03/13	3,000	3,000
0.230%, 06/03/13	4,000	4,000
0.200%, 06/13/13	2,000	2,000
Collateralized CP LLC
0.250%, 07/11/13	5,500	5,498
Fairway Finance LLC
0.190%, 06/16/13	2,300	2,300
0.160%, 07/12/13	6,000	5,999
Gotham Funding
0.180%, 08/20/13	7,800	7,797
Kells Funding LLC
0.220%, 06/13/13	6,500	6,499
0.230%, 07/26/13	9,500	9,497
0.190%, 08/02/13	1,000	1,000
Liberty Street Funding LLC
0.190%, 06/10/13	1,900	1,900
0.140%, 06/24/13	6,000	5,999
0.190%, 07/03/13	5,000	4,999
Northern Pines Funding LLC
0.110%, 06/11/13	8,600	8,600
Regency Market No. 1 LLC
0.170%, 06/20/13	8,000	7,999
Sheffield Receivables
0.150%, 07/05/13	3,160	3,160
Starbird Funding
0.150%, 06/27/13	1,300	1,300
Thunder Bay Funding LLC
0.180%, 06/10/13	1,500	1,500
0.180%, 07/22/13	11,400	11,397
Victory Receivables
0.190%, 06/25/13	9,000	8,999

		112,142

Total Asset Backed Commercial Paper (Cost $112,142)		112,142

See Notes to Financial Statements.

	Par (000)	Value (000)
COMMERCIAL PAPER† — 35.7%
Banks — 24.3%
Abbey National North America
0.210%, 06/24/13	$8,000	$7,999
0.270%, 07/31/13	8,000	7,996
Australia & New Zealand Banking Group
0.170%, 06/03/13	3,100	3,100
0.150%, 06/07/13	2,350	2,350
0.190%, 08/15/13	3,250	3,249
0.219%, 08/28/13	6,000	5,997
Bank of Nova Scotia
0.225%, 10/15/13	5,000	4,996
Bank of Tokyo-Mitsubishi
0.190%, 08/19/13	9,000	8,996
BNP Paribas NY
0.170%, 07/24/13	8,000	8,000
Commonwealth Bank of Australia
0.260%, 06/17/13	6,000	5,999
0.175%, 07/15/13	4,000	3,999
0.220%, 09/11/13	8,500	8,495
Credit Suisse NY
0.180%, 07/01/13	1,500	1,500
DnB Bank ASA
0.155%, 06/28/13	7,800	7,799
0.250%, 08/07/13	6,400	6,397
0.270%, 08/29/13	3,000	2,998
HSBC USA
0.220%, 06/24/13	11,500	11,498
0.300%, 07/22/13	6,000	5,997
JPMorgan Chase
0.300%, 10/15/13	8,000	7,991
National Australia Funding Delaware
0.280%, 06/17/13	8,350	8,349
0.155%, 08/05/13	8,300	8,298
Nordea North America
0.210%, 07/11/13	1,200	1,200
Overseas-Chinese Banking
0.210%, 06/25/13	8,600	8,599
Rabobank USA Financial
0.260%, 07/08/13	6,250	6,248
0.240%, 07/11/13	3,000	2,999
0.230%, 11/06/13	1,400	1,399
0.250%, 11/06/13	4,300	4,295
Standard Chartered Bank
0.180%, 07/16/13	18,500	18,496
Svenska Handelsbanken
0.220%, 09/25/13	1,300	1,299
Toronto Dominion Holdings USA
0.190%, 10/15/13	6,500	6,495
UOB Funding LLC
0.190%, 06/19/13	5,000	5,000
0.240%, 07/26/13	7,700	7,697
0.230%, 08/12/13	600	600
0.210%, 08/14/13	4,000	3,998
0.230%, 08/16/13	1,200	1,199
Westpac Banking
0.300%, 09/30/13	5,000	4,995
0.310%, 11/01/13	750	749

		207,271

Consumer Staples — 1.0%
Nestle Capital
0.270%, 06/10/13	8,500	8,499

	Par (000)	Value (000)

Financial Services — 3.7%
CPPIB Capital
0.160%, 07/08/13	$6,000	$5,999
0.150%, 08/16/13	5,000	4,999
0.250%, 01/03/14	4,000	3,994
General Electric Capital
0.220%, 07/29/13	8,900	8,897
0.200%, 08/27/13	1,600	1,599
0.220%, 10/30/13	6,300	6,294

		31,782

Food, Beverage & Tobacco — 1.0%
Coca-Cola
0.160%, 09/18/13	9,000	8,996

Healthcare — 1.9%
Catholic Health Initiatives
0.190%, 07/08/13	5,000	4,999
0.210%, 07/09/13	10,900	10,897

		15,896

Insurance — 2.0%
Metlife Funding
0.170%, 07/12/13	9,200	9,198
0.190%, 08/19/13	8,000	7,997

		17,195

Sovereign Agency — 1.8%
Kreditansalt Fur Wiederaufbau International Finance (Germany)
0.190%, 06/11/13	3,000	3,000
0.190%, 07/09/13	4,500	4,499
0.190%, 07/19/13	1,000	1,000
Province of Ontario Canada
0.130%, 07/15/13	6,550	6,549

		15,048

Total Commercial Paper
(Cost $304,687)		304,687

CORPORATE BONDS — 2.8%
Automotive — 1.1%
Toyota Motor Credit (FRN) (MTN)
0.356%, 07/25/13	9,500	9,500

Banks — 1.5%
ANZ New Zealand International
6.200%, 07/19/13 144A	3,700	3,729
Nordea Bank AB (FRN)
1.177%, 01/14/14 144A	1,800	1,810
Royal Bank of Canada (MTN)
1.125%, 01/15/14	6,792	6,827

		12,366

Financial Services — 0.2%
American Honda Finance (FRN)
0.305%, 11/08/13 144A	2,000	2,000

Total Corporate Bonds
(Cost $23,866)		23,866

See Notes to Financial Statements.

P N C  A d v a n t a g e   I n s t i t u t i o n a l   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

M a y   3 1 ,   2 0 1 3

	Par (000)	Value (000)
FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement (FRN)
0.284%, 06/14/13 (A)	$9,000	$9,000

Total Funding Agreement (Cost $9,000)		9,000

MUNICIPAL SECURITIES — 17.1%
Connecticut — 1.2%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series X-2 (VRDN)
0.080%, 06/07/13	10,000	10,000

Mississippi — 1.6%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series C (VRDN)
0.100%, 06/07/13	6,000	6,000
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series E (VRDN)
0.070%, 06/03/13	8,000	8,000

		14,000

Ohio — 4.6%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.050%, 06/03/13	10,260	10,260
Ohio State (GO) Series B (VRDN)
0.100%, 06/07/13	11,300	11,300
Ohio State Common Schools (GO) Series B (VRDN)
0.100%, 06/07/13	3,660	3,660
Ohio State University (RB) Series B (VRDN)
0.100%, 06/07/13	14,115	14,115

		39,335

Texas — 8.4%
Gulf Coast Industrial Development Authority, Exxon Mobil Project (RB) (VRDN)
0.040%, 06/03/13	17,000	17,000
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-1 (VRDN)
0.050%, 06/03/13	12,350	12,350
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.050%, 06/03/13	3,945	3,945
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN)
0.050%, 06/03/13	1,100	1,100
Houston Higher Education Finance, Rice University Project (RB) Series A (VRDN)
0.070%, 06/03/13	4,100	4,100
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN)
0.050%, 06/03/13	8,100	8,100

	Par (000)	Value (000)

Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN)
0.110%, 06/07/13	$14,500	$14,500
University of Houston (TECP)
0.170%, 07/01/13	10,200	10,200

		71,295

Virginia — 1.3%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.110%, 06/07/13	5,100	5,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN)
0.110%, 06/07/13	5,700	5,700

		10,800

Total Municipal Securities (Cost $145,430)		145,430

U.S. GOVERNMENT AGENCY OBLIGATION — 1.8%

Federal National Mortgage Association — 1.8%
Federal National Mortgage Association (DN)
0.130%, 06/03/13	15,400	15,400

Total U.S. Government Agency Obligation (Cost $15,400)		15,400

U.S. TREASURY OBLIGATIONS — 2.6%

U.S. Treasury Notes — 2.6%
0.250%, 11/30/13	15,000	15,007
0.125%, 08/31/13	7,000	7,001

Total U.S. Treasury Obligations (Cost $22,008)		22,008

	Number of Shares
MONEY MARKET FUND — 1.8%
BlackRock Liquidity Funds TempFund
Portfolio††	15,000,000	15,000

Total Money Market Fund (Cost $15,000)		15,000

See Notes to Financial Statements.

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 7.9%

Deutsche Bank Securities, Inc.

0.100% (dated 05/31/13, due 06/03/13, repurchase price $13,000,108, collateralized by Federal Home Loan Mortgage Corporation Bond, 3.500%, due 10/01/26, total value $13,260,001)	$13,000	$13,000

Goldman Sachs & Co.

0.090% (dated 05/31/13, due 06/03/13, repurchase price $13,000,098, collateralized Federal National Mortgage Association Bond, 2.083%, due 01/01/43, total value $13,260,000)	13,000	13,000

HSBC Securities USA

0.090% (dated 05/31/13, due 06/03/13, repurchase price $12,000,090, collateralized by Federal Home Loan Mortgage Corportation Bonds, 3.500%, due 06/01/42, total value $12,244,260)	12,000	12,000

Merrill Lynch Pierce Fenner and Smith

0.090% (dated 05/31/13, due 06/03/13, repurchase price $15,331,115, collateralized by U.S. Treasury Bond, 4.500%, due 05/15/38, total value $15,637,741)	15,331	15,331

RBS Securities, Inc.

0.050% (dated 05/31/13, due 06/03/13, repurchase price $4,000,017, collateralized by U.S. Treasury Note, 1.500%, due 03/31/19, total value $4,083,624)	4,000	4,000

Toronto Dominion Securities LLC

0.080% (dated 05/31/13, due 06/03/13, repurchase price $10,000,067, collateralized by Federal National Mortgage Association Bond, 1.250%, due 01/30/17, total value $10,200,000)	10,000	10,000

Total Repurchase Agreements (Cost $67,331)		67,331
TOTAL INVESTMENTS — 98.2%
(Cost $837,115)*		837,115
Other Assets & Liabilities — 1.8%		15,170
TOTAL NET ASSETS — 100.0%		$852,285

* Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

†† Affiliated Holding. See Note 3 in Notes to Financial Statements.

(A)	Illiquid Security. Total value of illiquid securities is $9,000 (000) and represents 1.0% of net assets as of May 31, 2013.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $12,539 (000) and represents 1.5% of net assets as of May 31, 2013.

See Notes to Financial Statements.

P N C  A d v a n t a g e  I n s t i t u t i o n a l  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 3

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Asset Backed Commercial Paper	$–	$112,142	$–	$112,142

Asset Backed Securities	–	22,714	–	22,714

Certificates of Deposit	–	99,537	–	99,537

Commercial Paper	–	304,687	–	304,687

Corporate Bonds	–	23,866	–	23,866

Funding Agreement	–	9,000	–	9,000

Money Market Fund	15,000	–	–	15,000

Municipal Securities	–	145,430	–	145,430

Repurchase Agreements	–	67,331	–	67,331

U.S. Government Agency Obligation	–	15,400	–	15,400

U.S. Treasury Obligations	–	22,008	–	22,008

Total Assets - Investments in Securities	$15,000	$822,115	$–	$837,115

There were no transfers between Level 1 and Level 2 during the year ended May 31, 2013.

See Notes to Financial Statements.

P N C   A d v a n t a g e   I n s t i t u t i o n a l   T r e a s u r y   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

M a y  3 1 ,  2 0 1 3

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 27.2%
U.S. Treasury Bill† — 1.2%
0.071%, 11/07/13	$1,500	$1,500

U.S. Treasury Notes — 26.0%
0.375%, 06/30/13	1,500	1,500
0.375%, 07/31/13	1,400	1,401
0.750%, 08/15/13	3,400	3,404
0.125%, 08/31/13	4,000	4,001
0.750%, 09/15/13	1,000	1,002
0.125%, 09/30/13	2,000	2,000
0.500%, 10/15/13	2,500	2,503
0.250%, 10/31/13	2,500	2,501
0.500%, 11/15/13	2,000	2,003
2.000%, 11/30/13	4,000	4,036
0.750%, 12/15/13	3,000	3,009
1.000%, 01/15/14	2,000	2,010
1.875%, 02/28/14	1,000	1,013
0.250%, 03/31/14	2,500	2,503

		32,886

Total U.S. Treasury Obligations (Cost $34,386)		34,386

	Number of Shares

MONEY MARKET FUND — 1.4%
Invesco Treasury Portfolio	1,762,879	1,763

Total Money Market Fund (Cost $1,763)		1,763

	Par (000)

REPURCHASE AGREEMENTS — 71.8%

Deutsche Bank Securities, Inc.

0.060% (dated 05/31/13, due 06/03/13, repurchase price $22,575,113, collateralized by U.S. Treasury Note, 0.375%, due 02/15/16, total value $23,026,554)	$22,575	22,575

	Par (000)	Value (000)
HSBC Securities USA

0.050% (dated 05/31/13, due 06/03/13,repurchase price $10,000,042, collateralized by U.S. Treasury Note, 0.250%, due 04/15/16, total value $10,202,426)	$10,000	$10,000

Merrill Lynch Pierce Fenner and Smith

0.060% (dated 05/31/13, due 06/03/13, repurchase price $20,000,100, collateralized by U.S. Treasury Note, 1.875%, due 02/28/14, total value $20,400,016)	20,000	20,000

Toronto Dominion Securities LLC

0.060% (dated 05/31/13, due 06/03/13, repurchase price $20,000,100, collateralized by U.S. Treasury Bill, 0.000%, due 11/14/13, total value $20,400,027)	20,000	20,000

UBS Securities LLC

0.050% (dated 05/31/13, due 06/03/13, repurchase price $18,000,075, collateralized by U.S. Treasury Note, 0.250%, due 02/28/14, total value $18,360,052)	18,000	18,000

Total Repurchase Agreements (Cost $90,575)		90,575

TOTAL INVESTMENTS — 100.4% (Cost $126,724)*		126,724
Other Assets & Liabilities — (0.4)%		(539)
TOTAL NET ASSETS — 100.0%		$126,185

* Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2013 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Money Market Fund	$1,763	$–	$–	$1,763

Repurchase Agreements	–	90,575	–	90,575

U.S. Treasury Obligations	–	34,386	–	34,386

Total Assets - Investments in Securities	$1,763	$124,961	$–	$126,724

There were no transfers between Level 1 and Level 2 during the year ended May 31, 2013.

See Notes to Financial Statements.

P N C  A d v a n t a g e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  (000)

M a y   3 1 ,  2 0 1 3

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund

ASSETS
Investments in non-affiliates at value	$36,687	$754,784	$36,149
Investments in affiliates at value	–	15,000	–
Investments in repurchase agreements at value	46,421	67,331	90,575

Total Investments at value(1)	83,108	837,115	126,724

Cash	1	8,180	–
Receivable for shares of beneficial interest issued	1,420	9,068	–
Interest receivable	73	198	42
Receivable from Adviser	17	–	13
Prepaid expenses	20	36	20
Other assets	6	60	10

Total Assets	84,645	854,657	126,809

LIABILITIES
Payable for shares of beneficial interest redeemed	–	2,144	591
Dividends payable
Institutional Class	1	28	2
Advisor Class	–	10	–
Investment advisory fees payable	–	30	–
Administration fees payable	4	24	7
Custodian fees payable	3	11	5
Transfer agent fees payable	1	7	–
Trustees’ deferred compensation payable	6	60	10
Trustees’ fees payable	1	11	2
Other liabilities	11	47	7

Total Liabilities	27	2,372	624

TOTAL NET ASSETS	$84,618	$852,285	$126,185

Investments in non-affiliates at cost	$36,687	$754,784	$36,149
Investments in affiliates at cost	–	15,000	–
Investments in repurchase agreements at cost	46,421	67,331	90,575

(1) Total Investments at cost	$83,108	$837,115	$126,724

See Notes to Financial Statements.

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$84,619	$852,313	$126,186
Distributions in Excess of Net Investment Income	(1)	(28)	(1)

Total Net Assets	$84,618	$852,285	$126,185

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Institutional shares	$74,759,237	$634,083,342	$115,062,130

Institutional shares outstanding	74,764,576	634,058,669	115,067,485

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Advisor shares	$9,859,073	$218,201,407	$8,411,790

Advisor shares outstanding	9,859,163	218,205,384	8,411,919

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Service shares	$10	$10	$2,710,733

Service shares outstanding	10	10	2,711,027

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

See Notes to Financial Statements.

P N C  A d v a n t a g e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

For  the  Year  Ended M a y  3 1 ,  2 0 1 3

	Institutional Government Money Market Fund	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Investment Income:
Interest	$ 151	$1,845	$ 206
Income from affiliate(1)	–	35	1
Total Investment Income	151	1,880	207
Expenses:
Investment advisory fees	134	1,338	229
Administration fees	45	234	60
Transfer agent fees	8	76	11
Custodian fees	12	43	19
Professional fees	29	138	38
Pricing service fees	14	10	3
Printing and shareholder reports	5	19	6
Registration and filing fees	39	51	41
Trustees’ fees	4	38	6
External vendor reporting	11	31	11
Miscellaneous	3	33	5
Total Expenses	304	2,011	429
Less:
Waiver of investment advisory fees(1)	(134)	(580)	(229)
Expense reimbursements(1)	(28)	–	(8)
Net Expenses	142	1,431	192
Net Investment Income (Loss)	9	449	15
Realized and Unrealized Gain (Loss) on Investments: Net Realized Gain (Loss) on Investments Sold	1	5	1
Net Gain (Loss) on Investments	1	5	1
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 10	$ 454	$ 16

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  A d v a n t a g e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Institutional Government Money Market Fund		Institutional Money Market Fund
	For the Year Ended		For the Year Ended

	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012
Investment Activities:
Net investment income (loss)	$9	$12	$449	$485
Net realized gain (loss) on investments sold	1	–	5	2
Net increase (decrease) in net assets resulting from operations	10	12	454	487
Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(10)	(12)	(374)	(414)
Advisor Shares	(1)	–	(83)	(73)
Total dividends	(11)	(12)	(457)	(487)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	112,355	101,489	2,390,203	3,402,766
Advisor Shares	58,718	32,820	726,808	719,469
Reinvestment of dividends:
Institutional Shares	–	2	13	15
Advisor Shares	–	–	–	3
Total proceeds from shares issued and reinvested	171,073	134,311	3,117,024	4,122,253
Value of shares redeemed:
Institutional Shares	(130,397)	(70,304)	(2,590,229)	(3,501,654)
Advisor Shares	(50,101)	(31,757)	(628,114)	(745,260)
Total value of shares redeemed	(180,498)	(102,061)	(3,218,343)	(4,246,914)
Increase (decrease) in net assets from share transactions	(9,425)	32,250	(101,319)	(124,661)
Total increase (decrease) in net assets	(9,426)	32,250	(101,322)	(124,661)
Net Assets:
Beginning of year	94,044	61,794	953,607	1,078,268
End of year*	$84,618	$94,044	$852,285	$953,607

*Including undistributed (distributions in excess of) net investment income	$(1)	$–	$(28)	$(25)

See Notes to Financial Statements.

P N C  A d v a n t a g e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Institutional Treasury Money Market Fund
	For the Year Ended

	May 31, 2013	May 31, 2012
Investment Activities:
Net investment income (loss)	$15	$10
Net realized gain (loss) on investments sold	1	–
Net increase (decrease) in net assets resulting from operations	16	10
Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(15)	(9)
Advisor Shares	(1)	–
Service Shares	(1)	(1)
Total dividends	(17)	(10)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	506,015	666,063
Advisor Shares	21,894	5,457
Service Shares	60,144	55,541
Reinvestment of dividends:
Institutional Shares	1	2
Total proceeds from shares issued and reinvested	588,054	727,063
Value of shares redeemed:
Institutional Shares	(502,689)	(590,727)
Advisor Shares	(17,100)	(4,385)
Service Shares	(68,582)	(48,585)
Total value of shares redeemed	(588,371)	(643,697)
Increase (decrease) in net assets from share transactions	(317)	83,366
Total increase (decrease) in net assets	(318)	83,366
Net Assets:
Beginning of year	126,503	43,137
End of year*	$126,185	$126,503

*Including undistributed (distributions in excess of) net investment income	$(1)	$–

See Notes to Financial Statements.

P N C   A d v a n t a g e   F u n d s

N O T E S   T O   F I N A N C I A L   S TA T E M E N T S

M a y   3 1 ,   2 0 1 3

1. Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust currently offers three diversified investment portfolios, the PNC Advantage Institutional Government Money Market Fund, the PNC Advantage Institutional Money Market Fund and the PNC Advantage Institutional Treasury Money Market Fund (individually, each a “Fund”, collectively, the “Funds”). Each of the Funds is authorized to issue various classes of shares (individually, each a “Class”, collectively, the “Classes”). Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Funds, and is substantially the same in all respects, except that the Advisor and Service Shares are subject to a shareholder services fee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on May 31, 2013 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are valued at par each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

—	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities – independent pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

P N C  A d v a n t a g e   F u n d s

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

M a y   31,   2 0 1 3

—	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any transfers between Level 1 and Level 2 during the fiscal year ended May 31, 2013.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of May 31, 2013 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. The Funds may be subject to costly and lengthy legal proceedings to sell the underlying security and recover any losses incurred.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the fiscal year ended May 31, 2013.

	Annual Rate	Fee Waiver	Expense Reimbursement
Institutional Government Money Market Fund*	0.15%	0.15%	0.03%
Institutional Money Market Fund*	0.15%	0.06%	0.00%
Institutional Treasury Money Market Fund*	0.15%	0.15%	0.01%
*	The Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.01% for the Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund and at least 0.05% for the Institutional Money Market Fund. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor and Service Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively.

The Funds suspended accrual and payment of Shareholder Services Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

Trustees’ Fees

Effective January 1, 2013, each Trustee receives an annual fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. Prior to January 1, 2013, each Trustee received an annual fee of $70,000 plus $6,750 for each Board meeting attended in person, and such amount, up to a maximum of $3,000, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, PNC Funds Distributor, LLC (the “Underwriter”), or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or PNC Advantage Funds (“Advantage”), another registered investment company overseen by the Trustees and for which PNC Capital Advisors, LLC serves as investment adviser, receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and Advantage based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

TheTrust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon received fees at the annual rate of 0.0125% of each Fund’s first $1 billion of average daily net assets and 0.0100% of each Fund’s average daily net assets in excess of $1 billion. The Adviser received 0.0100% of each Fund’s average net assets. BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

P N C  A d v a n t a g e  F u n d s

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

M a y   3 1 ,   2 0 1 3

Affiliated Fund

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The PNC Advantage Institutional Money Market Fund and the PNC Advantage Institutional Treasury Money Market Fund invest in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Funds’ Schedule of Investments. The investments in BlackRock Funds decreased by $10,500,000 during the fiscal year ended May 31, 2013.

Details of affiliated holdings at May 31, 2013 are included in the respective Fund’s Schedule of Investments.

Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

4. Custodian and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for the PNC Funds. The Custodian fees for the Trust and PNC Funds are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust and PNC Funds, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust and PNC Funds and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trust and PNC Funds. The Custodian fees are allocated to the Trust and PNC Funds based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Federal Income Taxes

Each of the Funds intends to continue to qualify for tax treatment as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are” more being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not recognition threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the fiscal year ended May 31, 2013 and for each Fund’s open tax years (years ended May 31, 2010 through May 31, 2012) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The tax character of dividends and distributions paid during the fiscal years ended May 31, 2013 and May 31, 2012 were as follows:

Ordinary Income (000)
Institutional Government Money Market Fund
2013	$ 11
2012	13
Institutional Money Market Fund
2013	458
2012	494
Institutional Treasury Money Market Fund
2013	17
2012	10

As of May 31, 2013, the components of total net assets on a tax basis were as follows:

	Paid-in Capital (000)	Undistributed Ordinary Income (000)	Other Temporary Differences (000)	Total Net Assets (000)
Institutional Government Money Market Fund	$84,619	$ 1	$(2)	$84,618
Institutional Money Market Fund	852,313	11	(39)	852,285
Institutional Treasury Money Market Fund	126,186	1	(2)	126,185

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, deferred organizational costs and use of equalization. The character of dividends and/or distributions made during the year from net investment income or net realized capital gains, and the timing of such dividends and/or distributions made in the fiscal year in which the amounts are distributed may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2013:

	Undistributed (Distributions in Excess of) Net Investment Income (000)	Accumulated Net Realized Gain (Loss) (000)
Institutional Government Money Market Fund	$1	$(1)
Institutional Money Market Fund	$5	$(5)
Institutional Treasury Money Market Fund	$1	$(1)

6. Market and Credit Risk

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

P N C  A d v a n t a g e   F un d s

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

M a y  3 1,  2 0 1 3

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

7. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

8. Recent Accounting Pronouncement

In December 2011, FASB issued Accounting Standards Update (the “ASU”) “Disclosures about Offsetting Assets and Liabilities,” The ASU requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements. The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either (1) offset in according with U.S. GAAP or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with U.S. GAAP. The objective of this information is to enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of netting associated with certain financial instruments and derivative instruments in the scope of the update. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods within those fiscal periods. Adoption of this accounting guidance is currently being assessed.

9. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded.

P N C   A d v a n t a g e   F u n d s

P R O X Y   V O T I N G   A N D   Q U A R T E R LY   S C H E D U L E S   O F   I N V E S T M E N T S

( U n a u d i t e d )

Proxy Voting and Quarterly Schedules of Investments

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Trust’s website at pncfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890 or visiting the Trust’s website at pncfunds.com. They also are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Advantage Funds can be found by visiting the Funds’ website at pncfunds.com.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C   A d v a n t a g e   F u n d s

P N C   A D VA N TA G E   F U N D S   N O T I C E   O F   P R I VA C Y   P O L I C Y   &   P R A C T I C E S

( U n a u d i t e d )

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

—	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

—	Account History. including information about the transactions and balances in a customer’s accounts; and

—	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

—	As Authorized – if you request or authorize the disclosure of the information.

—

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

—

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

—	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

—	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-364-4890 for PNC Advantage Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

500 College Road East

Princeton, NJ 08540

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Item 2.	Code of Ethics.

(a)

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Dorothy A. Berry, L. White Matthews, III and Stephen M. Todd is each qualified to serve as an Audit Committee financial expert serving on its Audit Committee and that each is “independent,” as defined by paragraph (a)(2) of this Item.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for the audit of the Registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $60,905 and $57,450 for the fiscal years ended May 31, 2013 and 2012, respectively.

Audit-Related Fees

(b)	The aggregate fees billed for assurance and related services by the Registrant’s independent auditors that are reasonably related to the performance of the audit of the Registrant’s financial statements and not reported under paragraph (a) above were $0 and $0 for the fiscal years ended May 31, 2013 and 2012, respectively.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the Registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the Registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2013 and 2012, respectively.

Tax Fees

(c)

The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for tax-related services were $1,938 and $1,018 for the fiscal years ended May 31, 2013 and 2012, respectively. The fees are associated with the review of six funds’ excise tax calculations and Subchapter M distribution requirements; and, the review of six funds’ federal and state income tax returns and Subchapter M distribution requirements.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Registrant’s independent auditors for tax-related services provided to the Registrant’s investment adviser and other services providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2013 and 2012, respectively.

All Other Fees

(d)

The aggregate fees billed for all professional services provided by the Registrant’s independent auditors to the Registrant other than those set forth in paragraphs (a), (b), and (c) above were $0 and $0 for the fiscal years ended May 31, 2013 and 2012, respectively.

The aggregate fees billed in each of the last two fiscal years for all professional services other than those set forth in paragraphs (b) and (c) above provided by the Registrant’s independent auditors to the Registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2013 and 2012, respectively.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee shall:

1.	Determine the firm to be employed as the Funds’ independent auditors and the terms of their engagement for the Funds’ audit and non-audit services.

(a)

The Audit Committee shall review and approve proposals for the independent auditors to render permissible non-audit services. The Audit Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

(b)

The pre-approval requirement may be waived with respect to the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes not more than 5% of the total amount of revenues paid by the Funds to its independent auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

2.

Review and approve in advance with the independent auditors each non-audit engagement involving the Funds’ independent auditor and the Funds’ investment adviser and any entity controlling, controlled by or under common control with the adviser (“control affiliates”) where: (i) the investment adviser or its control affiliate provides ongoing services to the Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

(a)

The pre-approval requirement may be waived if: (i) the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds’ independent auditor by the Funds’ investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds’ Audit Committee; (ii) such services were not recognized by the Funds’ adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed in each of the last two fiscal years by the Registrant’s independent auditors for services rendered to the Registrant and its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and other service providers under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2013 and 2012, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	7/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	7/26/2013

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	7/26/2013

*  Print the name and title of each signing officer under his or her signature.